Schedule II - Valuation and Qualifying Accounts (Details) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Allowance for Doubtful Accounts [Member]
Balance at Beginning of Year			$ 25,106
Net Recoveries			25,106
Valuation Allowance of Deferred Tax Assets [Member]
Balance at Beginning of Year	$ 26,694,879	$ 21,759,577	16,724,700
Additions Charged to Expenses/ Other Accounts	5,672,480	4,935,302	5,034,877
Balance at End of Year	$ 32,367,359	$ 26,694,879	$ 21,759,577